Expenses by Nature - Summary of Expenses by Nature (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Goods and services	kr 104,762	kr 127,649	kr 127,214
Employee remuneration	90,649	93,405	101,438
Amortizations and depreciations	8,909	10,020	11,157
Impairments, obsolescence allowances and revaluation	2,200	3,969	4,996
Inventory changes, net	929	10,208	9,304
Additions to capitalized development	(1,138)	(1,300)	(2,173)
Expenses charged to cost of sales and operating expenses	kr 206,311	kr 243,951	kr 251,936